UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Grossman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        May 9, 2012


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $1,945,655 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
ABBOTT LABS			COMMON		002824100   48094   784700 SH		SOLE			0   761800   22900
AUTOMATIC DATA PROCESSIN	COMMON		053015103  158132  2865233 SH		SOLE			0  2787033   78200
BERKSHIRE HATHAWAY INC DELCL B	COMMON		084670702   54783   675084 SH		SOLE			0   656734   18350
COCA COLA CO			COMMON		191216100  111846  1511233 SH		SOLE			0  1469733   41500
CONOCOPHILLIPS			COMMON		20825C104   49057   645400 SH		SOLE			0   628400   17000
DISNEY WALT CO			COM DISNEY	254687106  141841  3239869 SH		SOLE			0  3148733   91136
GOLDMAN SACHS GROUP INC		COMMON		38141G104   23313   187450 SH		SOLE			0   182300    5150
INTERNATIONAL BUSINESS M	COMMON		459200101  198416   950949 SH		SOLE			0   924599   26350
JOHNSON & JOHNSON		COMMON		478160104  124579  1888700 SH		SOLE			0  1837800   50900
LOWES COS INC			COMMON		548661107  116722  3719633 SH		SOLE			0  3615833  103800
MICROSOFT CORP			COMMON		594918104   76293  2365300 SH		SOLE			0  2300400   64900
PEPSICO INC			COMMON		713448108  129868  1957317 SH		SOLE			0  1903667   53650
PROCTER & GAMBLE CO		COMMON		742718109  151834  2259100 SH		SOLE			0  2197200   61900
SCHLUMBERGER LTD		COMMON		806857108  135409  1936350 SH		SOLE			0  1883300   53050
STRYKER CORP			COMMON		863667101   45499   820100 SH		SOLE			0   798900   21200
TARGET CORP			COMMON		87612E106   45800   786000 SH		SOLE			0   764300   21700
3M CO				COMMON		88579Y101  151538  1698667 SH		SOLE			0  1651667   47000
WAL MART STORES INC		COMMON		931142103   49572   810000 SH		SOLE			0   787800   22200
WELLS FARGO & CO NEW		COMMON		949746101  133058  3897433 SH		SOLE			0  3787433  110000
